Financial instruments (Details 4) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)
Fair Value Hedge Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI-0.12% per year
Financial Baseline	R$ (8)
Financial projected scenario 1	(1)
Financial projected scenario 2	(1)
Financial projected scenario 3	R$ (1)
Fair Value Hedge Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.70% per year
Financial Baseline	R$ (462)
Financial projected scenario 1	(57)
Financial projected scenario 2	(62)
Financial projected scenario 3	R$ (52)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.71% per year
Financial Baseline	R$ (2,711)
Financial projected scenario 1	(404)
Financial projected scenario 2	(439)
Financial projected scenario 3	R$ (368)
Borrowings And Financing C B D [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.88% per year
Financial Baseline	R$ (2,721)
Financial projected scenario 1	(333)
Financial projected scenario 2	(362)
Financial projected scenario 3	(303)
Total Borrowings And Financing Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(5,902)
Financial projected scenario 1	(795)
Financial projected scenario 2	(864)
Financial projected scenario 3	R$ (724)
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	101.38% of CDI	[1]
Financial Baseline	R$ 3,573	[1]
Financial projected scenario 1	486	[1]
Financial projected scenario 2	534	[1]
Financial projected scenario 3	438	[1]
Net Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(2,329)
Financial projected scenario 1	(309)
Financial projected scenario 2	(330)
Financial projected scenario 3	R$ (286)

[1]	Weighted average